TAXES (Details 2) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
TAXES
Income tax payable	$ 512,231	$ 257,125
Value added tax payable	118,832	144,108
Other taxes payable	2,588	3,220
Total taxes payable	$ 633,651	$ 404,453